SHARE-BASED COMPENSATION (Details Narrative)			12 Months Ended
	Oct. 10, 2025 USD ($) shares	Oct. 10, 2025 JPY (¥) shares	Dec. 31, 2025 USD ($)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2024 JPY (¥)	Dec. 31, 2023 JPY (¥)	Mar. 31, 2021 shares	Dec. 27, 2019 shares	Apr. 27, 2018 shares
Retirement Benefits [Abstract]
Aggregate shares								923,600	1,496,200
Convertible ordinary shares							3,000,000
Share based compensation expenses				¥ (0)	¥ (0)	¥ 6,787,500
Representative warrants	37,500	37,500
Representative warrants value	$ 79,161	¥ 12,412,500